ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Jun. 30, 2020
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
Functional and presentation currency

South African rand / US dollar	2020	2019	2018
Spot rate at year end	17.32	14.07	13.72
Average rate for the financial year	15.66	14.18	12.85